Cover	Sep. 23, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 23, 2026
Entity File Number	001-42140
Entity Registrant Name	Quanome Technologies, Inc.
Entity Central Index Key	0001996192
Entity Tax Identification Number	82-1978491
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	1475 Thorndale Avenue
Entity Address, Address Line Two	Suite A
Entity Address, City or Town	Itasca
Entity Address, State or Province	IL
Entity Address, Country	US
Entity Address, Postal Zip Code	60143
City Area Code	224
Local Phone Number	446-9048
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	QNME
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false